Investments (Components on Income from Investment in Leverage Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income from Investment in leveraged leases
Net Investment income from investment in leveraged leases	$ 2	$ 5	$ 8
Less: Income tax expense on leveraged leases	1	2	3
Net investment income after income tax from investment in leveraged leases	$ 1	$ 3	$ 5